Loans (Details 3) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	$ 5,246	$ 5,029
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing	2,419	1,781
Farm [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	310
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing
Commercial and industrial [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	7
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing
One-to four-family [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	4,210	4,870
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing	2,419	1,770
Nonresidential real estate [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	708	151
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing
Consumer [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual	11	8
Financing Receivable, Recorded Investment, Loans Past Due Over 90 Days Still Accruing		$ 11